Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 13 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed consolidated financial statements were available to be issued. As a result of this evaluation, the following material subsequent events were identified that required disclosure in the unaudited condensed consolidated financial statements:

Special Meeting of Stockholders

On July 9, 2026, the Company held a Special Meeting of Stockholders at which stockholders approved (i) the Additional Investment Right under the PIPE Offering, (ii) the issuance of shares of common stock upon conversion of the Series A Preferred Stock and exercise of the related warrants in excess of 19.99% of the shares outstanding prior to the PIPE Offering, and (iii) an increase in the number of authorized shares of common stock from 100,000,000 to 500,000,000.

Amendment to Certificate of Designation and Completion of Second PIPE Tranche

On July 10, 2026, the Company filed an amendment to the Certificate of Designation for the Series A Preferred Stock with the Secretary of State of the State of Nevada, increasing the number of designated Series A shares from 4,000 to 4,500. Also on July 10, 2026, the Company and the investor executed the final transaction documents for the second tranche of the PIPE Offering described in Note 10, covering the 444 shares of Series A Preferred Stock and 1,052,632 warrants for which subscription proceeds of $400,000 were received in June 2026.

Share Redemption Agreement with Related Party

As contemplated by the use-of-proceeds provisions of the Securities Purchase Agreement governing the PIPE Offering described in Note 10, the Company was required to apply approximately $150,000 of the proceeds to retire 150,000 shares of common stock held by insiders. The Company advanced the $150,000 prior to June 30, 2026, and the amount has been recorded as a reduction of stockholders’ equity as of June 30, 2026 (see Note 10).

On July 10, 2026, the Company entered into a share redemption agreement with BK Investments, an entity affiliated with Mr. Brian John, the Company’s Interim Chief Financial Officer, providing for the repurchase and retirement of the 150,000 shares for aggregate consideration of $150,000. On July 16, 2026, the repurchase was completed and the 150,000 shares were cancelled and retired. The par value of the cancelled shares was reclassified within stockholders’ equity. No further charge to stockholders’ equity was recognized upon closing, as the consideration had been recorded in the period the advance was made.

Issuance of Shares Upon Vesting of Restricted Stock Units

On July 13, 2026, the Company issued an aggregate of 476,720 shares of common stock upon the vesting and settlement of previously granted restricted stock units including, 126,720 shares issued to Dr. Glynn Wilson, the Company’s Chief Executive Officer.

Conversion of Series A Preferred Stock

Subsequent to June 30, 2026, the holder of the Company’s Series A Preferred Stock converted portions of its Series A Preferred Stock into shares of the Company’s common stock in accordance with the terms of the Series A Preferred Stock described in Note 10. In connection with such conversions, the Company issued 300,000 shares of common stock on July 16, 2026, 450,000 shares on July 28, 2026, 150,000 shares on July 31, 2026, and 50,000 shares on August 6, 2026, for an aggregate of 950,000 shares of common stock.

Nasdaq Listing Update

On July 17, 2026, the Company received a delisting determination from the Nasdaq Listing Qualifications Department relating to the previously disclosed stockholders’ equity deficiency. The Company requested a hearing before a Nasdaq Hearings Panel, which stayed any suspension or delisting action pending the hearing, which hearing is scheduled for August 25, 2026. There can be no assurance that the Company will regain compliance with the applicable listing requirements.

Note 14 - Subsequent events

1. On January 1, 2026, the Company entered into a license agreement, with Itonis Pharmaceuticals, a Nevada corporation pursuant to which the Company obtained an exclusive, worldwide license to manufacture, market and sell Itonis’ homeopathic Emesyl product. Under the terms of the agreement, the Company is obligated to pay an 8% royalty on net sales payable with thirty (30) days after the end of each calendar quarter. In addition, upon achieving each $200,000 in sales, the Company is entitled to receive 7% of Itonis’s equity. As of the date of this report, no material activity has occurred pursuant to this agreement.

2. On January 5, 2026, Mr. Tyler Moore resigned as Chief Financial Officer of the Company. The resignation was accepted by the Board of Directors and was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies, or practices.

3. On March 12, 2026, the Company and Genesis One Holdings, LLC entered into a termination and fee waiver agreement in connection with a consulting agreement dated June 20, 2025 with a total fee payable of up to $200,000. The Company has previously paid $25,000, and the parties have agreed to terminate the agreement. Genesis One agreed to waive the remaining fee of $175,000, and no further amounts are due or payable by the Company under the agreement.

4. On March 24, 2026, the Company entered into an agreement with Corporate Profile LLC in connection with the termination of a prior investor relations agreement dated August 15, 2025 pursuant to which the Company agreed to issue 30,000 shares of its common stock as full and final settlement of all amounts due. The shares were issued on March 24, 2026, and upon such issuance, no further obligations remain between the parties.

5. On February 6, 2026, BK Investments LLC, an entity owned by the Company’s Chairman, Brian John, and the Company entered into a stock purchase agreement, effective March 19, 2026. Pursuant to the agreement the Company agreed to purchase and BK Investments agreed to sell its holdings of 1,250,000 shares of the Company’s common stock for an aggregate purchase price of $1,250,000 in cash.

6. On February 6, 2026, Dr. Glynn Wilson, the Company’s Chief Executive Officer and the Company entered into a stock purchase agreement, effective March 19, 2026. Pursuant to the agreement the Company agreed to purchase and Dr. Wilson agreed to sell his holdings of 1,500,000 shares of the Company’s common stock for an aggregate purchase price of $750,000 in cash.

7. On March 10, 2026, the Company entered into a Settlement and Release Agreement (“Settlement Agreement”) with NovoDX Corporation to resolve certain disputes between the parties, concerning (i) 3,500,000 shares of Company’s common stock that NovoDX owns (the “CABR Shares”) and claims it has the right to sell without restriction; and (ii) assertions of fraud and misrepresentation by NovoDX with respect to the Research Collaboration and Exclusive License Agreement made and effective as of June 30 2024, between the parties (the “License Agreement”), which assertions NovoDX claims are false and baseless (the “Dispute”). Pursuant to the Settlement Agreement, the parties have agreed to settle the claims and matters related to the Dispute and agreed to mutual releases. Concurrent to the Settlement Agreement, the parties also entered into a stock purchase agreement effective March 19, 2026, pursuant to which stock purchase agreement, NovoDX agreed to sell to the Company and the Company agreed to purchase from NovoDX its holding of 3,500,000 shares of the Company’s common stock for an aggregate purchase price of $1,075,000 in cash.

8. On March 17, 2026, the Company filed a Certificate of Designation for 4,000 shares of preferred stock designated the shares as Series A Convertible Preferred Stock, and establishing the rights, preferences and privileges of such shares, including a stated value of $1,000 per share and an 8% dividend.

9. On March 19, 2026, the Company entered into a securities purchase agreement in connection with a private investment in public equity financing of 3,789,474 shares of its Series A Convertible Preferred Stock, stated value $3,789,474 per share (the “Series A Preferred Stock”), equating to 3,789.74 Series A Convertible Preferred Shares which equates to a purchase price of $950 per share of Series A Preferred Stock with a stated value of $1,000 per share, after factoring in an original issue discount (“OID”) of 5%. The Series A Preferred Stock is convertible into common stock at a conversion price of $0.40 per share and 9,473,685 warrants to acquire up to 9,473,685 shares of Common Stock at an exercise price of $0.40 per share, for aggregate gross proceeds of approximately $3.6 million. About $3.075 million of the net proceeds were used or will be used to repurchase shares from certain insiders, aggregating to 6,250,000 shares of the Company’s Common Stock. The aggregate of 6,250,000 shares consists of (i)1,500,000 shares from Dr. Glynn Wilson, the Company’s Chief Executive Officer; (ii) 1,250,000 shares from BK Investments LLC, an entity owned by the Company’s Chairman, Brian John; and (iii) 3,500,000 shares from NovoDX, Inc.

10. On March 23, 2026, Greentree Financial Group Inc. converted amounts due under a convertible promissory note with an original principal amount of $200,000, dated August 6, 2025, into shares of the Company’s common stock. In connection with such conversion, the Company issued an aggregate of 299,581 shares of its common stock.

11. On March 29, 2026 the Board approved the appointment of Mr. Brian John to serve as the Interim Chief Financial Officer of the Company. The Board also approved and adopted an amendment to the Company’s Bylaws which reduces the number of shares required to constitute a quorum at a shareholder meeting of the Company, to provide that stockholders holding thirty-three and one-third percent (33 1/3%) of the Company’s outstanding capital stock entitled to vote at such meeting shall constitute a quorum (Section 2.06 of the Bylaws).

Except as described above, management has determined that there were no other events occurring subsequent to December 31, 2025 that require adjustment to or disclosure in the accompanying financial statements.